Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Costs

The table below presents certain information related to the Company’s lease costs for the period ended (in thousands):

	For the Nine Months Ended September 30,
	2025	2024
Operating lease expense	128	160
Short-term lease cost	73	79
Variable lease cost	14	21
Total lease cost	215	260

The table below presents certain information related to the Company’s lease costs for the period ended (in thousands):

	For the Year Ended December 31,
	2024	2023
Operating lease expense	204	248
Short-term lease cost	122	68
Variable lease cost	17	18

Total lease cost	343	334

Schedule of Operating Lease Right-of-Use Assets and Liabilities

Operating lease right-of-use assets and operating lease liabilities were recorded in the unaudited condensed consolidated interim balance sheets as follows (in thousands):

	September 30, 2025	December 31, 2024
Assets
Operating lease right-of-use assets	$775	$870
Liabilities
Current liabilities:
Operating lease liability, current	82	74
Noncurrent liabilities:
Operating lease liability	783	878
Total operating lease liability	$865	$952

Operating lease right-of-use assets and operating lease liabilities were recorded in the consolidated balance sheets as follows (in thousands):

	As of December 31,
	2024	2023
Assets
Operating lease right-of-use assets	870	1,005
Liabilities
Current liabilities:
Operating lease liability, current	74	87
Noncurrent liabilities:
Operating lease liability	878	979
Total operating lease liability	952	1,066

Schedule of Operating Leases Weighted Average Remaining Lease Term

The table below presents certain information related to the weighted-average remaining lease term and the weighted-average discount rate for the Company’s operating leases:

	September 30,	December 31,
	2025	2024
Weighted average remaining lease term (in years) - operating leases	6.42	7.17
Weighted average discount rate - operating leases	9.25%	9.25%

The table below presents certain information related to the weighted-average remaining lease term and the weighted-average discount rate for the Company’s operating leases:

	As of December 31,
	2024	2023
Weighted average remaining lease term (in years) - operating leases	7.17	7.96
Weighted average discount rate - operating leases	9.25%	9.29%

Schedule of Cash Flows for the Operating Leases

The table below presents certain information related to the cash flows for the Company’s operating leases for the period ended (in thousands):

	For the nine months ended September 30,
	2025	2024
Amortization of right-of-use assets	65	88
Change in operating lease liability	(53)	(71)
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets	-	-

The table below presents certain information related to the cash flows for the Company’s operating leases for the period ended (in thousands):

	For the Year Ended December 31,
	2024	2023
Amortization of right-of-use assets	111	145
Change in operating lease liability	(87)	(83)
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets	—	81

Schedule of Future Minimum Lease Payments

Future minimum lease payments required under operating leases are as follows (in thousands):

Period ended September 30,	Future Minimum Rents
2025 (remaining)	39
2026	161
2027	169
2028	177
2029	187
2030 and thereafter	435
Total minimum lease payments	1,168
Less: effects of discounting	(303)
Present value of future minimum lease payments	865

Future minimum lease payments required under operating leases are as follows (in thousands):

Year Ended December 31,	Future Minimum Rents
2025	159
2026	167
2027	175
2028	184
2029	193
2030 and thereafter	453
Total minimum lease payments	1,331
Less: effects of discounting	(379)
Present value of future minimum lease payments	952